SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)				1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 05, 2024 USD ($)	Oct. 30, 2024	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) bbl	Jan. 31, 2023 USD ($)	Mar. 31, 2025 USD ($) Segment shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) Segment $ / shares shares	Dec. 31, 2023 USD ($) bbl shares	Nov. 25, 2024 shares	Jun. 29, 2024 USD ($)
Product Information [Line Items]
Cash, FDIC insured amount						$ 250,000		$ 250,000
Aggregate limit						150,000,000		150,000,000
Allowance for credit loss						0		0	$ 0
Inventory allowance						0		0	0
Depletion						4,049	$ 18,106	54,030	66,271
Deferred revenue						95,610		100,099	1,039,863
Total net sales						1,091,983	1,706,159	8,402,488	7,971,224
Cost of sales						$ 30,576	$ 45,842	$ 232,073	230,230
Options, granted | shares						0	0
Issuance of common stock shares | shares								2,500,000		2,500,000
Service period for stock-based payment award						4 years		4 years
Advertising expense						$ 189,295	$ 85,278	$ 427,398	920,879
Number of operating segments | Segment						1		1
Deferred transaction costs								$ 0	$ 1,397,964
Number of barrels | bbl				600					1,200
Prepayment amount					$ 1,000,000
Agreement amount				$ 500,000
Excess prepayment amount				500,000
Current and new investors								12,000,000
Pay out								25,300,000
Capital account								25,300,000
Raised amount								9,791,360
Fair value of investment								12,000,000
Servicing asset at fair value								$ 3,421,000
Weighted average expected term		5 years	5 years			5 years		5 years
Expected volatility rate			70.00%
Expected dividends			$ 0
Risk-Free Interest Rate		4.22%	4.08%			4.12%		4.22%
Treasury bill term			5 years
Shares repurchased | shares								21	72
Treasury Stock, Common [Member]
Product Information [Line Items]
Share price | $ / shares								$ 157.89
Flavored Bourbon LLC [Member]
Product Information [Line Items]
Fair value of investment			$ 14,285,000								$ 10,864,000
Whiskey Note [Member]
Product Information [Line Items]
Aggregate principal				$ 672,500
IPO [Member]
Product Information [Line Items]
Deferred offering costs	$ 2,367,921
Underwriting commissions and expenses	$ 790,000
Service [Member]
Product Information [Line Items]
Total net sales						$ 253,928	474,336	$ 1,787,555	$ 2,834,742
Shipping and Handling [Member]
Product Information [Line Items]
Other expenses						$ 53,770	$ 89,926	$ 248,005	$ 165,961
Flavored Bourbon LLC [Member]
Product Information [Line Items]
Ownership percentage						12.20%		12.20%	15.10%
Override waterfall distribution								2.50%
Minimum [Member]
Product Information [Line Items]
Useful life						6 years		6 years	10 years
Estimated useful lives (in years) estimated useful lives						3 years		3 years
Maximum [Member]
Product Information [Line Items]
Useful life						10 years
Estimated useful lives (in years) estimated useful lives						20 years		20 years
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Suppliers [Member]
Product Information [Line Items]
Concentration risk, percentage								34.00%	48.00%
Five Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk, percentage						84.00%
Five Customers [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage								80.00%
Two Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk, percentage								77.00%	71.00%
Four Customers [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage									64.00%